Employee benefits liabilities - Disclosure of weighted average assumptions to determine defined benefit obligations (Details)	Dec. 31, 2024	Dec. 31, 2023
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.25%	5.17%
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.70%	5.43%
Future salary increase rate	0.00%	0.00%
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	5.76%	5.51%
Future salary increase rate	2.50%	2.50%
Weighted average ultimate healthcare cost trend rate	3.95%	3.95%
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	4.61%	4.64%
Future salary increase rate	3.50%	3.50%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	4.72%	4.64%
Future salary increase rate	2.00%	2.00%
Weighted average ultimate healthcare cost trend rate	4.00%	4.00%
UK | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.23%	5.29%
Future salary increase rate	2.65%	2.70%
France | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	3.39%	4.46%
Future salary increase rate	2.85%	2.77%
Germany | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	3.42%	3.99%
Future salary increase rate	2.70%	2.80%